Trade and other receivables	12 Months Ended
Dec. 31, 2017
Trade and other receivables [abstract]
Disclosure of trade and other receivables [text block]

15 Trade and other receivables

	At 31 December
(in USD million)	2017	2016

Trade receivables	7,649	5,504
Current financial receivables	427	862
Joint venture receivables	478	592
Equity accounted associated companies and other related party receivables	6	116

Total financial trade and other receivables	8,560	7,074
Non-financial trade and other receivables	865	765

Trade and other receivables	9,425	7,839

For more information about the credit quality of Statoil's counterparties, see note 5 Financial risk management. For currency sensitivities, see note 25 Financial instruments: fair value measurement and sensitivity analysis of market risk.